Prepayments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Prepayments [Abstract]
Schedule of prepayments
	March 31, 2023	June 30, 2022
	US$	US$
Prepayments for
– purchase of inventories	580,729	2,478,192
– advertising expenses (Note (i))	2,337,788	2,770,607
– warehouse lease (Note (ii))	—	1,492,961
– others	266,690	349,885
	3,185,207	7,091,645

(i)      The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at March 31, 2023 and June 30, 2022, the Group had prepaid advertising expenses of US$2,337,788 and US$2,770,607, respectively. These contracts are to expire within 1 year from the balance sheet date.

(ii)     As at June 30, 2022, the Group had prepaid US$1,492,961 to a third party for a potential lease of a warehouse in the PRC. During the nine months ended March 31, 2023, the Group entered into an agreement with the third party for the lease of warehouse for a term of 10 years. Prepayment of US$1,007,919 was capitalized as prepaid other leases and will be fully amortised by end of the lease term. The remaining balance was refunded by the third party.

	June30, 2022	June30, 2021
	US$	US$
Prepayments for
– purchase of inventories	2,478,192	1,835,126
– advertising expenses (Note (i))	2,770,607	1,958,275
– warehouse lease (Note (ii))	1,492,961	—
– others	349,885	514,451
	7,091,645	4,307,852

(i)      The Group had entered into contracts with third-party advertising companies for advertising campaigns to be launched during the contract period. As at June 30, 2022 and 2021, the Group had prepaid advertising expenses of US$2,770,607 and US$1,958,275, respectively. These contracts are to expire within 1 year from the balance sheet date.

(ii)     As at June 30, 2022, the Group had prepaid US$1,492,961 to a third party for a potential lease of a warehouse in the PRC. Subsequently in March 2023, the Group entered into an agreement with the third party for the lease of the warehouse for a term of 10 years. The prepayment will be fully utilised by end of the lease term.